HELD FOR SALE (Tables)	3 Months Ended
Mar. 31, 2023
Held For Sale
Schedule of asset held for sale

	March 31, 2023	December 31, 2022
ASSETS
Current assets:
Accounts receivable, net of allowance of $103 and $123 as of March 31, 2023 and December 31, 2022, respectively	7,420	7,413
Inventory	4,941	3,759
Prepaid expenses and other current assets	231	410
Total current assets	12,592	11,582
Property, plant and equipment, net	1,084	1,107
Goodwill	13,641	13,641
Intangible assets, net	5,113	5,302
Right-of-use assets, net	845	916
Other non-current assets	108	109
Total assets	$33,383	$32,657

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$10,105	$5,545
Accrued expenses and other current liabilities	1,587	1,517
Deferred revenue	271	253
Total current liabilities	11,963	7,315
Other long-term liabilities	17,294	21,103
Total liabilities	29,257	28,418
Total liabilities and stockholders’ deficit	$33,383	$32,657